Gains on Investment Securities and Dividends (Tables)	12 Months Ended
Mar. 31, 2016
Gains on Investment Securities and Dividends

Gains on investment securities and dividends in fiscal 2014, 2015 and 2016 consist of the following:

	Millions of yen
	2014	2015	2016
Net gains on investment securities	¥19,412	¥50,617	¥31,134
Dividends income, other	7,769	5,778	4,652

	¥27,181	¥56,395	¥35,786